S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.05
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 95,543,661
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,809,142
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.03
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 109,711,161
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,092,613
Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.02
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 64,293,661
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,684,142
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 73,773,661
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,498,863
Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.63
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 33,043,661
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,559,142
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.62
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 37,836,161
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,905,113
Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.81
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,793,661
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,434,142
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.83
Net Tangible Book Value (in Dollars) | $	$ (278,829)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,898,661
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,050,676	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,311,363
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.1
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.13
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.15
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.52
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.53
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.34
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.32
Pro Forma Net Tangible [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.04
Pro Forma Net Tangible [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.06
Pro Forma Net Tangible [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.07
Pro Forma Net Tangible [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.09
Pro Forma Net Tangible [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.46
Pro Forma Net Tangible [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.47
Pro Forma Net Tangible [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.28
Pro Forma Net Tangible [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.26
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 127,000,000	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,750,000	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	127,000,000	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,750,000	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	127,000,000	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,750,000	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	127,000,000	[2]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,750,000	[2]
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	177,490
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000)
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000)
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000)
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(31,250,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(35,937,500)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(62,500,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(71,875,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(93,750,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(107,812,500)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (143,750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(658,784)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(658,784)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(658,784)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(658,784)
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14.375000
Shares underlying IPO Rights [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying IPO Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Shares underlying IPO Rights [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying IPO Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Shares underlying IPO Rights [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying IPO Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Shares underlying IPO Rights [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying IPO Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	447,500
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	475,625
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	447,500
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	475,625
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	447,500
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	475,625
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	447,500
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	475,625
Shares underlying Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	44,750
Shares underlying Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	47,562
Shares underlying Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	44,750
Shares underlying Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	47,562
Shares underlying Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	44,750
Shares underlying Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	47,562
Shares underlying Private Placement Rights [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	44,750
Shares underlying Private Placement Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	47,562
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	300,000
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,125,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,593,750)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(6,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(7,187,500)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(9,375,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(10,781,250)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(12,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(14,375,000)

[1]	Includes 259,009 additional founder shares issued on October 21, 2025 to sponsor for its original investment of $25,000 for a total of 5,050,676 founder shares held by sponsor. If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or Share Rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”
[2]	Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $0.15 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $1,875,000 in the aggregate (or $2,156,250 if the underwriters’ over-allotment option is exercised in full), payable to IBC. See “Use of Proceeds.”